Schedule of share capital shares (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Ordinary stock value
Ordinary shares authorized	1,500,000	11,700,000	380,000
Ordinary shares issued and fully paid	$ 7,531	$ 58,500	$ 10